Changes in Benefit Obligation (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 5,892	$ 7,653
Interest cost	173	229	$ 235
Benefit payments	(297)	(2,383)
Actuarial (gains) losses	(400)	393
Benefit Obligation at End of Year	5,368	5,892	7,653
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	27,868	25,420
Service cost	1,307	1,097	1,061
Interest cost	939	854	832
Benefit payments	(604)	(529)
Actuarial (gains) losses	2,638	1,766
Currency exchange rate changes	1,133	(740)
Benefit Obligation at End of Year	$ 33,281	$ 27,868	$ 25,420